Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events
Subsequent Events

Note J - Subsequent Events

Management has evaluated all activity of the Company through May 8, 2013 (the issue date of the financial statements) and concluded that no subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes to financial statements.